Events occurring after the reporting date (Details Narrative) $ / shares in Units, $ in Millions, $ in Millions	Sep. 22, 2021	Aug. 23, 2021 NZD ($)	Aug. 23, 2021 USD ($)	Jul. 31, 2021 NZD ($)	Jul. 31, 2021 USD ($)	Apr. 26, 2021 $ / shares	Jan. 21, 2021 NZD ($)	Jan. 21, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Ordinary per share						$ 1.00
Events Occurring After Reporting Date [Member] | Mr. Davids Rice [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares percentage	1.50%
Share Sale Agreement [Member] | Bendon Limited [Member]
IfrsStatementLineItems [Line Items]
Notional amount				$ 7.0	$ 4.9		$ 7.0	$ 4.9
Borrowings, interest rate		2.50%	2.50%				2.50%	2.50%
Share Sale Agreement [Member] | Bendon Limited [Member] | Events Occurring After Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 7.0	$ 4.9					$ 4.9